Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Responsible Index Series, Inc.
Entity Central Index Key	0001105446
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000161548
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class A
Trading Symbol	CDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
AssetsNet	$ 1,108,216,773
Holdings Count | Holding	824
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,108,216,773
# of Portfolio Holdings	824
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	18.6%
Sweden	3.3%
Netherlands	4.3%
Australia	5.1%
Taiwan	5.2%
Germany	7.6%
France	8.5%
Switzerland	9.3%
Canada	9.7%
United Kingdom	12.0%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Nestle SA	1.3%
SAP SE	1.3%
ASML Holding NV	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%
AstraZeneca PLC	1.1%
Samsung Electronics Co. Ltd.	1.1%
Novo Nordisk AS, Class B	1.0%
Novartis AG	1.0%
Total	13.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161551
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class I
Trading Symbol	CDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[2]
AssetsNet	$ 1,108,216,773
Holdings Count | Holding	824
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,108,216,773
# of Portfolio Holdings	824
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	18.6%
Sweden	3.3%
Netherlands	4.3%
Australia	5.1%
Taiwan	5.2%
Germany	7.6%
France	8.5%
Switzerland	9.3%
Canada	9.7%
United Kingdom	12.0%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Nestle SA	1.3%
SAP SE	1.3%
ASML Holding NV	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%
AstraZeneca PLC	1.1%
Samsung Electronics Co. Ltd.	1.1%
Novo Nordisk AS, Class B	1.0%
Novartis AG	1.0%
Total	13.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211122
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class R6
Trading Symbol	CDHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[3]
AssetsNet	$ 1,108,216,773
Holdings Count | Holding	824
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,108,216,773
# of Portfolio Holdings	824
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	18.6%
Sweden	3.3%
Netherlands	4.3%
Australia	5.1%
Taiwan	5.2%
Germany	7.6%
France	8.5%
Switzerland	9.3%
Canada	9.7%
United Kingdom	12.0%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Nestle SA	1.3%
SAP SE	1.3%
ASML Holding NV	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%
AstraZeneca PLC	1.1%
Samsung Electronics Co. Ltd.	1.1%
Novo Nordisk AS, Class B	1.0%
Novartis AG	1.0%
Total	13.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014080
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class A
Trading Symbol	CSXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[4]
AssetsNet	$ 5,409,246,341
Holdings Count | Holding	795
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,409,246,341
# of Portfolio Holdings	795
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	2.0%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.5%
Consumer Discretionary	10.8%
Health Care	11.9%
Financials	15.6%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014082
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class C
Trading Symbol	CSXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[5]
AssetsNet	$ 5,409,246,341
Holdings Count | Holding	795
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,409,246,341
# of Portfolio Holdings	795
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	2.0%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.5%
Consumer Discretionary	10.8%
Health Care	11.9%
Financials	15.6%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014083
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class I
Trading Symbol	CISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[6]
AssetsNet	$ 5,409,246,341
Holdings Count | Holding	795
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,409,246,341
# of Portfolio Holdings	795
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	2.0%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.5%
Consumer Discretionary	10.8%
Health Care	11.9%
Financials	15.6%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195939
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class R6
Trading Symbol	CSXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[7]
AssetsNet	$ 5,409,246,341
Holdings Count | Holding	795
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,409,246,341
# of Portfolio Holdings	795
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	2.0%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.5%
Consumer Discretionary	10.8%
Health Care	11.9%
Financials	15.6%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154981
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class A
Trading Symbol	CGJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[8]
AssetsNet	$ 658,519,813
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$658,519,813
# of Portfolio Holdings	566
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.1%
Short-Term Investments	0.1%
Utilities	0.2%
Real Estate	1.3%
Materials	2.5%
Consumer Staples	3.9%
Communication Services	7.2%
Financials	8.7%
Industrials	9.9%
Consumer Discretionary	12.7%
Health Care	13.3%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	2.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154983
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class I
Trading Symbol	CGJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[9]
AssetsNet	$ 658,519,813
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$658,519,813
# of Portfolio Holdings	566
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.1%
Short-Term Investments	0.1%
Utilities	0.2%
Real Estate	1.3%
Materials	2.5%
Consumer Staples	3.9%
Communication Services	7.2%
Financials	8.7%
Industrials	9.9%
Consumer Discretionary	12.7%
Health Care	13.3%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	2.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235281
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class R6
Trading Symbol	CLGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[10]
AssetsNet	$ 658,519,813
Holdings Count | Holding	566
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$658,519,813
# of Portfolio Holdings	566
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.1%
Short-Term Investments	0.1%
Utilities	0.2%
Real Estate	1.3%
Materials	2.5%
Consumer Staples	3.9%
Communication Services	7.2%
Financials	8.7%
Industrials	9.9%
Consumer Discretionary	12.7%
Health Care	13.3%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	2.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154985
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class A
Trading Symbol	CFJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[11]
AssetsNet	$ 1,721,274,460
Holdings Count | Holding	541
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,721,274,460
# of Portfolio Holdings	541
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.0%
Communication Services	5.7%
Consumer Discretionary	6.0%
Utilities	6.5%
Information Technology	8.1%
Real Estate	8.3%
Health Care	8.9%
Industrials	10.1%
Consumer Staples	12.0%
Financials	29.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.2%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.4%
AT&T, Inc.	1.4%
Verizon Communications, Inc.	1.3%
Procter & Gamble Co.	1.3%
Goldman Sachs Group, Inc.	1.2%
Total	18.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154987
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class I
Trading Symbol	CFJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[12]
AssetsNet	$ 1,721,274,460
Holdings Count | Holding	541
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,721,274,460
# of Portfolio Holdings	541
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.0%
Communication Services	5.7%
Consumer Discretionary	6.0%
Utilities	6.5%
Information Technology	8.1%
Real Estate	8.3%
Health Care	8.9%
Industrials	10.1%
Consumer Staples	12.0%
Financials	29.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.2%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.4%
AT&T, Inc.	1.4%
Verizon Communications, Inc.	1.3%
Procter & Gamble Co.	1.3%
Goldman Sachs Group, Inc.	1.2%
Total	18.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235282
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class R6
Trading Symbol	CLVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[13]
AssetsNet	$ 1,721,274,460
Holdings Count | Holding	541
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,721,274,460
# of Portfolio Holdings	541
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.0%
Communication Services	5.7%
Consumer Discretionary	6.0%
Utilities	6.5%
Information Technology	8.1%
Real Estate	8.3%
Health Care	8.9%
Industrials	10.1%
Consumer Staples	12.0%
Financials	29.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.2%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.4%
AT&T, Inc.	1.4%
Verizon Communications, Inc.	1.3%
Procter & Gamble Co.	1.3%
Goldman Sachs Group, Inc.	1.2%
Total	18.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161544
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class A
Trading Symbol	CMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[14]
AssetsNet	$ 443,585,398
Holdings Count | Holding	631
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,585,398
# of Portfolio Holdings	631
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.5%
Communication Services	3.8%
Materials	4.9%
Utilities	5.7%
Consumer Staples	6.6%
Real Estate	7.9%
Consumer Discretionary	9.3%
Health Care	10.4%
Information Technology	14.9%
Financials	16.4%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	0.6%
Fortinet, Inc.	0.6%
Bank of New York Mellon Corp.	0.6%
Autodesk, Inc.	0.6%
Allstate Corp.	0.6%
AppLovin Corp., Class A	0.6%
Paychex, Inc.	0.5%
Kroger Co.	0.5%
Ameriprise Financial, Inc.	0.5%
Exelon Corp.	0.5%
Total	5.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161547
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class I
Trading Symbol	CMJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[15]
AssetsNet	$ 443,585,398
Holdings Count | Holding	631
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,585,398
# of Portfolio Holdings	631
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.5%
Communication Services	3.8%
Materials	4.9%
Utilities	5.7%
Consumer Staples	6.6%
Real Estate	7.9%
Consumer Discretionary	9.3%
Health Care	10.4%
Information Technology	14.9%
Financials	16.4%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	0.6%
Fortinet, Inc.	0.6%
Bank of New York Mellon Corp.	0.6%
Autodesk, Inc.	0.6%
Allstate Corp.	0.6%
AppLovin Corp., Class A	0.6%
Paychex, Inc.	0.5%
Kroger Co.	0.5%
Ameriprise Financial, Inc.	0.5%
Exelon Corp.	0.5%
Total	5.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235283
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class R6
Trading Symbol	CMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[16]
AssetsNet	$ 443,585,398
Holdings Count | Holding	631
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,585,398
# of Portfolio Holdings	631
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.5%
Communication Services	3.8%
Materials	4.9%
Utilities	5.7%
Consumer Staples	6.6%
Real Estate	7.9%
Consumer Discretionary	9.3%
Health Care	10.4%
Information Technology	14.9%
Financials	16.4%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	0.6%
Fortinet, Inc.	0.6%
Bank of New York Mellon Corp.	0.6%
Autodesk, Inc.	0.6%
Allstate Corp.	0.6%
AppLovin Corp., Class A	0.6%
Paychex, Inc.	0.5%
Kroger Co.	0.5%
Ameriprise Financial, Inc.	0.5%
Exelon Corp.	0.5%
Total	5.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized